OPERATING LEASES - LESSEE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating Leases - Lessee
Lessee, Operating Lease, Term of Contract	5 years	5 years
Operating Lease, Liability, Current	$ 89,792	$ 89,003
Operating Lease, Liability, Noncurrent	145,954	182,649	$ 251,214
Operating Lease, Liability	235,745	271,652
Operating Lease, Cost	$ 43,925	$ 87,851